Financial Assets at Amortised Cost	12 Months Ended
Dec. 31, 2025
Financial Assets at Amortised Cost [Abstract]
Financial Assets at Amortised Cost	FINANCIAL ASSETS AT AMORTISED COST
As of December 31, 2025 and 2024 the composition and balances are as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Rights under repurchase agreements
Foreign banks transactions	277,410	–
Other Chilean entities transactions	150,736	153,135
Impairment on rights under repurchase agreements	(163)	(48)
Subtotal	427,983	153,087
Debt financial instruments
Chilean Central Bank and Government instruments	5,098,597	4,852,552
Foreign debt financial instruments	427,790	324,527
Impairment on debt financial instruments	(1,145)	(1,074)
Subtotal	5,525,242	5,176,005
Interbank loans
Foreign banks	68,176	31,282
Subtotal	68,176	31,282
Loans and account receivable from customers
Commercial loans	16,723,429	17,135,751
Mortgage loans	17,194,110	17,333,399
Consumer loans	5,724,707	5,630,722
Subtotal	39,642,246	40,099,872

Total	45,663,647	45,460,246
a.Rights under repurchase agreements
The Bank as of December 31, 2025 and 2024 presents the following balances:

	As of December 31, 2025					As of December 31, 2024
	On demand	Up to 1 months	Between 1 month and 3 months	Between 3 month and 12 months	Total	On demand	Up to 1 months	Between 1 month and 3 months	Between 3 month and 12 months	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Foreign banks transactions
Other banks transactions	–	277,410	–	–	277,410	–	–	–	–	–
Foreign Central banks transactions	–	–	–	–	–	–	–	–	–	–
Rights under lending agreements	–	–	–	–	–	–	–	–	–	–
Subtotal	–	277,410	–	–	277,410	–	–	–	–	–
Other local entities transactions
Repurchase agreements	–	95,643	27,120	27,973	150,736	–	107,359	45,776	–	153,135
Rights under lending agreements	–	–	–	–	–	–	–	–	–	–
Subtotal	–	95,643	27,120	27,973	150,736	–	107,359	45,776	–	153,135

Total	–	373,053	27,120	27,973	428,146	–	107,359	45,776	–	153,135
The accumulated credit impairment related to securities lending and covenant operations amounts to $163 million and $48 million as of December 31, 2025 and 2024, respectively.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the carrying amount and the corresponding ECL of Rights under repurchase agreements as of December 31, 2025 is as follows:

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
Balance as of January 1, 2025	153,135	–	–	153,135
Changes in measurement of financial assets	(14,045)	–	–	(14,045)
Transfers to stage 1	–	–	–	–
Transfers to stage 2	–	–	–	–
Transfers to stage 3	–	–	–	–
New transactions	5,723,236	–	–	5,723,236
Maturity transactions	(5,434,180)	–	–	(5,434,180)
At December 31, 2025	428,146	–	–	428,146

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
ECL as of January 1, 2025	48	–	–	48
Changes in measurement of financial assets	20	–	–	20
Transfers to stage 1	–	–	–	–
Transfers to stage 2	–	–	–	–
Transfers to stage 3	–	–	–	–
New transactions	1,204	–	–	1,204
Maturity transactions	(1,109)	–	–	(1,109)
At December 31, 2025	163	–	–	163
The changes in the carrying amount and the corresponding ECL of Rights under repurchase agreements as of December 31, 2024 is as follows:

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
Balance as of January 1, 2024	–	–	–	–
Changes in measurement of financial assets	(79,924)	–	–	(79,924)
Transfers to stage 1	–	–	–	–
Transfers to stage 2	–	–	–	–
Transfers to stage 3	–	–	–	–
New transactions	451,449	–	–	451,449
Maturity transactions	(218,390)	–	–	(218,390)
At December 31, 2024	153,135	–	–	153,135

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
ECL as of January 1, 2024	–	–	–	–
Changes in measurement of financial assets	(26)	–	–	(26)
Transfers to stage 1	–	–	–	–
Transfers to stage 2	–	–	–	–
Transfers to stage 3	–	0	0	–
New transactions	133	–	–	133
At December 31, 2024	48	–	–	48
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
b.Debt financial instruments
The detail of the instruments classified as Debt instruments at amortised cost is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	-
Chilean Treasury bonds and notes	5,098,597	4,852,552
Other Chilean government financial instruments	-	-
Subtotal	5,098,597	4,852,552
of which sold under repurchase agreement	1,267,464	-
Foreign debt financial instruments
Other foreign debt financial instruments	427,790	324,527
Subtotal	427,790	324,527

Expected credit loss allowance	(1,145)	(1,074)

Total	5,525,242	5,176,005
In the "Chilean Central Bank and Government securities" category, instruments are maintained that guarantee margins for derivatives transactions through Comder Contraparte Central S.A. in the amounts of $83,830 million and $79,400 million as of December 31, 2025 and 2024, respectively. Additionally, guarantees are maintained for operations through the "Camara de pagos bajo valor" (CPBV) in the amounts of $91,198 million and $179,179 million as of December 31, 2025 and 2024, respectively. In "other foreign debt financial instrument", instruments for derivative operations are maintained for $305,248 million and $133,381 million as of December 31, 2025 and 2024.
The changes in the carrying amount and the corresponding ECL as of December 31, 2025 is as follows:

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
Balance as of January 1, 2025	5,177,079	-	-	5,177,079
Changes in measurement of financial assets	133,181	-	-	133,181
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
New transactions	-	-	-	-
Maturity transactions	216,127	-	-	216,127
At December 31, 2025	5,526,387	-	-	5,526,387

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
ECL as of January 1, 2025	1,074	-	-	1,074
Changes in measurement of financial assets	43	-	-	43
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
New transactions	28	-	-	28
Maturity transactions	-	-	-	-
At December 31, 2025	1,145	-	-	1,145
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the carrying amount and the corresponding ECL as of December 31, 2024 is as follows:

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
Balance as of January 1, 2024	8,178,624	-	-	8,178,624
Changes in measurement of financial assets	(1,276,804)	-	-	(1,276,804)
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
New transactions	5,945,707	-	-	5,945,707
Maturity transactions	(7,670,448)	-	-	(7,670,448)
At December 31, 2024	5,177,079	-	-	5,177,079

	Stage1 MCh$	Stage2 MCh$	Stage3 MCh$	TOTAL MCh$
ECL at January 1, 2024	1,729	-	-	1,729
Changes in measurement of financial assets	1,256	-	-	1,256
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
New transactions	(1,621)	-	-	(1,621)
Maturity transactions	(290)	-	-	(290)
At December 31, 2024	1,074	-	-	1,074
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
c.Interbank Loans and Loans and account receivable from customers

	Assets before allowances				ECL allowance
As of December 31, 2025	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	68,178	-	-	68,178	2	-	-	2	68,176
Subtotal	68,178	-	-	68,178	2	-	-	2	68,176
Commercial loans
Commercial loans	11,031,947	1,118,778	1,139,900	13,290,625	49,495	59,382	433,426	542,303	12,748,322
Foreign trade loans	1,688,276	63,585	34,452	1,786,313	2,827	13,768	17,692	34,287	1,752,026
Checking accounts debtors	96,594	3,989	7,625	108,208	1,207	324	4,312	5,843	102,365
Credit card debtors	120,497	23,085	10,629	154,211	1,779	1,933	6,072	9,784	144,427
Factoring transactions	922,310	6,534	8,801	937,645	444	30	3,210	3,684	933,961
Leasing transactions	825,526	106,745	43,475	975,746	2,881	6,686	21,736	31,303	944,443
Student loans	18,923	4,089	6,758	29,770	640	357	5,293	6,290	23,480
Other loans and accounts receivable	65,812	5,103	10,402	81,317	1,518	716	4,678	6,912	74,405
Subtotal	14,769,885	1,331,908	1,262,042	17,363,835	60,791	83,196	496,419	640,406	16,723,429
Mortgage loans
Loans with mortgage finance bonds	-	-	14	14	-	-	3	3	11
Endorsable mortgage mutual loans	205	28	17	250	6	15	5	26	224
Mortgage mutual financed with mortgage bonds	65,814	8,950	2,444	77,208	180	704	383	1,267	75,941
Other mortgage mutual loans	14,316,203	1,938,971	1,007,345	17,262,519	16,155	62,676	166,705	245,536	17,016,983
Other credit and account receivable	88,198	6,877	8,497	103,572	171	400	2,050	2,621	100,951
Subtotal	14,470,420	1,954,826	1,018,317	17,443,563	16,512	63,795	169,146	249,453	17,194,110
Consumer loans
Installment consumer loans	3,047,626	511,715	297,027	3,856,368	49,576	60,756	163,881	274,213	3,582,155
Checking account debtors	99,796	30,772	6,770	137,338	865	1,329	4,446	6,640	130,698
Credit card debtors	1,677,720	352,897	31,074	2,061,691	8,658	27,432	15,516	51,606	2,010,085
Leasing transactions	1,509	62	5	1,576	15	3	3	21	1,555
Other consumer loans	73	115	143	331	16	41	60	117	214
Subtotal	4,826,724	895,561	335,019	6,057,304	59,130	89,561	183,906	332,597	5,724,707

Total	34,135,207	4,182,295	2,615,378	40,932,880	136,435	236,552	849,471	1,222,458	39,710,422
During 2025, the Bank sold commercial loans and leasing loans for $12,867 million and $17,945 million, respectively, to unrelated Chilean financial entities.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Assets before allowances				ECL allowance
As of December 31, 2024	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans
Foreign banks	31,283	-	-	31,283	1	-	-	1	31,282
Subtotal	31,283	-	-	31,283	1	-	-	1	31,282
Commercial loans
Commercial loans	11,129,607	1,128,481	1,111,355	13,369,443	61,045	57,949	460,787	579,781	12,789,662
Foreign trade loans	1,853,953	41,055	34,914	1,929,922	3,546	1,201	23,828	28,575	1,901,347
Checking accounts debtors	108,187	12,510	9,597	130,294	850	567	5,658	7,075	123,219
Credit card debtors	112,291	20,462	10,976	143,729	1,044	1,864	6,265	9,173	134,556
Factoring transactions	1,034,642	2,547	8,359	1,045,548	373	26	3,807	4,206	1,041,342
Leasing transactions	905,745	121,789	49,982	1,077,516	4,480	8,260	24,171	36,911	1,040,605
Student loans	21,301	7,421	9,524	38,246	584	1,339	6,650	8,573	29,673
Other loans and accounts receivable	66,371	5,951	14,134	86,456	1,384	950	8,775	11,109	75,347
Subtotal	15,232,097	1,340,216	1,248,841	17,821,154	73,306	72,156	539,941	685,403	17,135,751
Mortgage loans
Loans with mortgage finance bonds	3	1	29	33	-	-	9	9	24
Endorsable mortgage mutual loans	322	91	41	454	1	3	8	12	442
Mortgage mutual financed with mortgage bonds	71,502	10,885	3,264	85,651	36	315	741	1,092	84,559
Other mortgage mutual loans	14,632,127	1,923,310	840,641	17,396,078	10,260	59,668	153,442	223,370	17,172,708
Other credit and account receivable	58,702	10,645	8,206	77,553	50	344	1,493	1,887	75,666
Subtotal	14,762,656	1,944,932	852,181	17,559,769	10,347	60,330	155,693	226,370	17,333,399
Consumer loans
Installment consumer loans	3,147,747	367,464	268,241	3,783,452	50,597	65,998	119,522	236,117	3,547,335
Checking account debtors	110,061	27,794	7,675	145,530	3,732	8,661	2,455	14,848	130,682
Credit card debtors	1,668,650	284,344	27,686	1,980,680	4,314	12,919	12,588	29,821	1,950,859
Leasing transactions	1,524	68	20	1,612	21	6	9	36	1,576
Other consumer loans	102	86	176	364	15	25	54	94	270
Subtotal	4,928,084	679,756	303,798	5,911,638	58,679	87,609	134,628	280,916	5,630,722

Total	34,954,120	3,964,904	2,404,820	41,323,844	142,333	220,095	830,262	1,192,690	40,131,154
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
a.Interbank loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	31,283	-	-	-	-	-	31,283
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	41,452	-	-	-	-	-	41,452
Write-off	-	-	-	-	-	-	-
Other adjustments	(4,557)	-	-	-	-	-	(4,557)
At December 31, 2025	68,178	-	-	-	-	-	68,178

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2025	2	-	-	-	-	-	2
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	68,440	-	-	-	-	-	68,440
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(37,704)	-	-	-	-	-	(37,704)
Write-off	-	-	-	-	-	-	-
Other adjustments	547	-	-	-	-	-	547
At December 31, 2024	31,283	-	-	-	-	-	31,283

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	2	-	-	-	-	-	2
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2024	1	-	-	-	-	-	1
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
b.Commercial loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154
Transfers:
Transfers from stage 1 to stage 2	(683,982)	(1,234,836)	683,982	1,234,836	-	-	-
Transfers from stage 1 to stage 3	(7,535)	(24,471)	-	-	7,535	24,471	-
Transfers from stage 2 to stage 3	-	-	(208,689)	(315,554)	208,689	315,554	-
Transfers from stage 2 to stage 1	245,955	924,918	(245,955)	(924,918)	-	-	-
Transfers from stage 3 to stage 2	-	-	19,127	120,031	(19,127)	(120,031)	-
Transfers from stage 3 to stage 1	-	1,230	-	-	-	(1,230)	-
Net changes of financial assets	(125,245)	458,168	(264,086)	(127,751)	(93,807)	(9,542)	(162,263)
Write-off	-	-	-	-	(108,438)	(191,495)	(299,933)
Other adjustments	(31,650)	15,236	(11,705)	32,374	(8,992)	9,614	4,877
At December 31, 2025	10,308,229	4,461,656	785,138	546,770	745,114	516,928	17,363,835

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	26,264	47,042	37,322	34,834	356,823	183,118	685,403
Transfers
Transfers from stage 1 to stage 2	(6,611)	(29,946)	47,907	104,595	-	-	115,945
Transfers from stage 1 to stage 3	(14)	(1,312)	-	-	2,169	5,925	6,768
Transfers from stage 2 to stage 3	-	-	(17,701)	(52,640)	71,419	124,041	125,119
Transfers from stage 2 to stage 1	(168)	10,970	(6,247)	(58,402)	-	-	(53,847)
Transfers from stage 3 to stage 2	-	-	4,588	10,719	(5,115)	(26,731)	(16,539)
Transfers from stage 3 to stage 1	-	25	-	-	-	(267)	(242)
Net changes of the exposure and modifications in credit risk	682	11,150	(16,183)	(5,457)	(3,387)	92,587	79,392
Write-off	-	-	-	-	(108,438)	(191,495)	(299,933)
Other adjustments	2,692	17	(192)	53	(4,287)	57	(1,660)
At December 31, 2025	22,845	37,946	49,494	33,702	309,184	187,235	640,406
*ECL allowance of corporate loans in stage 3, includes MCh$151,682 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(1,108,548)	535,745	1,108,548	-	-	-
Transfers from stage 1 to stage 3	(1,674)	(24,780)	-	-	1,674	24,780	-
Transfers from stage 2 to stage 3	-	-	(162,278)	(328,832)	162,278	328,832	-
Transfers from stage 2 to stage 1	238,276	802,344	(238,276)	(802,344)	-	-	-
Transfers from stage 3 to stage 2	-	-	15,818	161,388	(15,818)	(161,388)	-
Transfers from stage 3 to stage 1	-	(4,471)	-	-	-	4,471	-
Net changes of financial assets	356	326,487	(195,131)	(117,497)	2,469	(30,580)	(13,896)
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	35,381	(44,955)	(10,178)	20,186	(950)	1,208	692
At December 31, 2024	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	23,668	37,913	35,714	31,921	343,056	187,322	659,594
Transfers
Transfers from stage 1 to stage 2	(3,579)	(27,395)	11,418	90,547	-	-	70,991
Transfers from stage 1 to stage 3	(8)	(1,102)	-	-	212	4,967	4,069
Transfers from stage 2 to stage 3	-	-	(11,419)	(46,020)	54,694	102,745	100,000
Transfers from stage 2 to stage 1	1,261	8,777	(6,304)	(48,605)	-	-	(44,871)
Transfers from stage 3 to stage 2	-	-	3,132	15,908	(5,738)	(33,554)	(20,252)
Transfers from stage 3 to stage 1	-	(341)	-	-	-	1,538	1,197
Net changes of the exposure and modifications in credit risk	6,539	29,205	5,347	(9,481)	78,060	43,907	153,577
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	(1,617)	(15)	(566)	564	(162)	193	(1,603)
At December 31, 2024	26,264	47,042	37,322	34,834	356,823	183,118	685,403
*ECL allowance of corporate loans in stage 3, includes MCh$165,935 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
c.Mortgage loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	14,762,656	1,944,932	852,181	17,559,769
Transfers:
Transfers from stage 1 to stage 2	(3,761,615)	3,761,615	-	-
Transfers from stage 1 to stage 3	(36,203)	-	36,203	-
Transfers from stage 2 to stage 3	-	(570,669)	570,669	-
Transfers from stage 2 to stage 1	3,383,579	(3,383,579)	-	-
Transfers from stage 3 to stage 2	-	363,350	(363,350)	-
Transfers from stage 3 to stage 1	4,181	-	(4,181)	-
Net changes of financial assets	117,822	(160,823)	(11,081)	(54,082)
Write-off	-	-	(62,124)	(62,124)
Other adjustments	-	-		-
At December 31, 2025	14,470,420	1,954,826	1,018,317	17,443,563

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	10,347	60,330	155,693	226,370
Transfers
Transfers from stage 1 to stage 2	(12,829)	88,524	-	75,695
Transfers from stage 1 to stage 3	(335)	-	12,651	12,316
Transfers from stage 2 to stage 3	-	(38,888)	85,767	46,879
Transfers from stage 2 to stage 1	6,574	(79,047)	-	(72,473)
Transfers from stage 3 to stage 2	-	23,536	(53,969)	(30,433)
Transfers from stage 3 to stage 1	9	-	(689)	(680)
Net changes of the exposure and modifications in credit risk	12,746	9,340	31,817	53,903
Write-off			(62,124)	(62,124)
Other adjustments	-	-	-	-
At December 31, 2025	16,512	63,795	169,146	249,453
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	14,635,723	1,713,185	724,531	17,073,439
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	3,369,333	-	-
Transfers from stage 1 to stage 3	(35,377)	-	35,377	-
Transfers from stage 2 to stage 3	-	(628,525)	628,525	-
Transfers from stage 2 to stage 1	2,873,839	(2,873,839)	-	-
Transfers from stage 3 to stage 2	-	476,841	(476,841)	-
Transfers from stage 3 to stage 1	-		-	-
Net changes of financial assets	654,681	(112,062)	(15,611)	527,008
Write-off	-		(43,800)	(43,800)
Other adjustments	3,123	(1)	-	3,122
At December 31, 2024	14,762,656	1,944,932	852,181	17,559,769

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	8,651	53,371	154,111	216,133
Transfers
Transfers from stage 1 to stage 2	(6,317)	82,155	-	75,838
Transfers from stage 1 to stage 3	(152)	-	2,088	1,936
Transfers from stage 2 to stage 3	-	(31,271)	69,241	37,970
Transfers from stage 2 to stage 1	6,727	(72,900)	-	(66,173)
Transfers from stage 3 to stage 2	-	39,601	(82,961)	(43,360)
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	1,438	(10,626)	57,014	47,826
Write-off	-	-	(43,800)	(43,800)
Other adjustments	-	-	-	-
At December 31, 2024	10,347	60,330	155,693	226,370
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
d.Consumer loans
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	4,928,084	679,756	303,798	5,911,638
Transfers:
Transfers from stage 1 to stage 2	(2,340,745)	2,340,745	-	-
Transfers from stage 1 to stage 3	(60,627)	-	60,627	-
Transfers from stage 2 to stage 3	-	(423,803)	423,803	-
Transfers from stage 2 to stage 1	1,508,460	(1,508,460)	-	-
Transfers from stage 3 to stage 2	-	77,917	(77,917)	-
Transfers from stage 3 to stage 1	1,338	-	(1,338)	-
Net changes of financial assets	790,214	(270,594)	(24,149)	495,471
Write-off			(349,805)	(349,805)
Other adjustments				-
At December 31, 2025	4,826,724	895,561	335,019	6,057,304

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	58,679	87,609	134,628	280,916
Transfers:
Transfers from stage 1 to stage 2	(47,403)	192,451	-	145,048
Transfers from stage 1 to stage 3	(6,469)	-	30,684	24,215
Transfers from stage 2 to stage 3	-	(150,076)	218,261	68,185
Transfers from stage 2 to stage 1	15,129	(93,140)	-	(78,011)
Transfers from stage 3 to stage 2	-	14,741	(33,871)	(19,130)
Transfers from stage 3 to stage 1	47	-	(915)	(868)
Net changes of the exposure and modifications in the credit risk	39,147	37,976	184,924	262,047
Write-off			(349,805)	(349,805)
Other adjustments				-
At December 31, 2025	59,130	89,561	183,906	332,597
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	4,512,156	790,276	295,918	5,598,350
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	1,598,648	-	-
Transfers from stage 1 to stage 3	(13,378)	-	13,378	-
Transfers from stage 2 to stage 3	-	(407,231)	407,231	-
Transfers from stage 2 to stage 1	1,120,827	(1,120,827)	-	-
Transfers from stage 3 to stage 2	-	56,750	(56,750)	-
Transfers from stage 3 to stage 1	(55,724)	-	55,724	-
Net changes of financial assets	962,821	(237,880)	(58,336)	666,605
Write-off	-	-	(353,290)	(353,290)
Other adjustments	30	20	(77)	(27)
At December 31, 2024	4,928,084	679,756	303,798	5,911,638
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	57,429	83,897	132,936	274,262
Transfers:
Transfers from stage 1 to stage 2	(35,872)	147,854	-	111,982
Transfers from stage 1 to stage 3	(1,120)	-	2,084	964
Transfers from stage 2 to stage 3	-	(124,939)	176,595	51,656
Transfers from stage 2 to stage 1	14,080	(70,567)	-	(56,487)
Transfers from stage 3 to stage 2	-	13,209	(27,238)	(14,029)
Transfers from stage 3 to stage 1	(5,053)	-	16,613	11,560
Net changes of the exposure and modifications in the credit risk	29,215	38,155	186,928	254,298
Write-off	-	-	(353,290)	(353,290)
Other adjustments	-	-	-	-
At December 31, 2024	58,679	87,609	134,628	280,916
As of December 31, 2025, the Bank maintains overlays for an amount of MCh$119,776. These overlays are intended to cover certain defaulted exposures within the mortgage and other commercial loan portfolios, as well as to cover the future expected impact of the recalibration of Macro economical forward-looking information postponed to the first quarter of 2026, which explains the increase in the closing balance for 2025 related to closing 2024 balance.
During 2024 the Bank updated the Significant Increase in Credit Risk (SICR) thresholds, which resulted in a decrease in the expected credit loss (ECL) allowance by MCh$353. As of December 31, 2024, the Bank maintains residual post-model adjustments (overlays) totaling MCh$89,994, intended to cover certain defaulted exposures within the mortgage and other commercial loan portfolios. Following a re-evaluation of the required level of overlays, based on recent experience and updated portfolio information, the Bank concluded that the level of coverage required as of December 31, 2024 was lower than that required as of December 31, 2023.